Note 26 - Provisions - Changes in Provisions (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Balance	R$ 934.0
Effect of changes in foreign	(3.5)
Additions	558.5
Provisions used and reversed	(807.4)
Balance	681.6
Restructuring provision [member]
Statement Line Items [Line Items]
Balance	7.4
Effect of changes in foreign	0.7
Additions
Provisions used and reversed
Balance	8.1
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Balance	247.2
Effect of changes in foreign	0.2
Additions	113.9
Provisions used and reversed	(135.0)
Balance	226.3
Provision for income tax [member]
Statement Line Items [Line Items]
Balance	323.4
Effect of changes in foreign	3.0
Additions	167.4
Provisions used and reversed	(336.8)
Balance	157.0
Provisions for labor [member]
Statement Line Items [Line Items]
Balance	165.8
Effect of changes in foreign	(1.4)
Additions	142.0
Provisions used and reversed	(176.9)
Balance	129.5
Legal proceedings provision [member]
Statement Line Items [Line Items]
Balance	43.9
Effect of changes in foreign	(0.1)
Additions	65.4
Provisions used and reversed	(74.0)
Balance	35.2
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Balance	146.3
Effect of changes in foreign	(5.9)
Additions	69.8
Provisions used and reversed	(84.7)
Balance	125.5
Total contingent provisions [member]
Statement Line Items [Line Items]
Balance	926.6
Effect of changes in foreign	(4.2)
Additions	558.5
Provisions used and reversed	(807.4)
Balance	R$ 673.5